PROPOSED MERGER (Details) - USD ($)		1 Months Ended	6 Months Ended
	Jun. 13, 2019	Jun. 30, 2019	Jun. 30, 2019	May 21, 2019
Restructuring Cost and Reserve [Line Items]
Deferred equity issuance cost			$ 152,157
Minimum
Restructuring Cost and Reserve [Line Items]
Termination fee	$ 600,000
Maximum
Restructuring Cost and Reserve [Line Items]
Termination fee	$ 700,000
Financing SPA
Restructuring Cost and Reserve [Line Items]
Number of shares agreed to issue immediately prior to the merger		4,574,272	4,574,272
Number of shares in the form of escrow agreed to issue immediately prior to the merger		4,574,272	4,574,272
Expected investment from investors against which a loan taken		$ 25,000,000	$ 25,000,000	$ 25,000,000
Deferred equity issuance cost		$ 152,157
Former Ocugen equity holders | Histogenics Corporation [Member] | After the Merger
Restructuring Cost and Reserve [Line Items]
Ownership (as a percent)	86.24%
Stockholders of Histogenics immediately before the Merger | Histogenics Corporation [Member] | After the Merger
Restructuring Cost and Reserve [Line Items]
Ownership (as a percent)	13.76%